SUBSEQUENT EVENTS - Dividends - General information (Details)	12 Months Ended
	Dec. 31, 2020 installment $ / shares shares	Dec. 31, 2019 installment $ / shares shares	Dec. 31, 2018 installment $ / shares shares	Dec. 31, 2017 $ / shares shares
SUBSEQUENT EVENTS
Cash dividends declared	$ 54
Number of installments dividends payable | installment	12	12	12
Cash dividend declared, per installment	$ 4.50	$ 5.00	$ 5.00	$ 4.00
Total shares outstanding | shares	22,281,017,159	22,281,017,159	22,281,017,159	22,281,017,159